Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment reporting table
The segment results for the years ended December 31, 2021, 2020 and 2019 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2021

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$4,541	$2,016	$6,557	$1,647	$—	$8,204
Net premiums written	$3,722	$1,789	$5,511	$1,623	$—	$7,134
(Increase) decrease in unearned premiums	(194)	13	(181)	4	—	(177)
Net premiums earned	$3,528	$1,802	$5,330	$1,627	$—	$6,957
Losses and loss expenses	(2,391)	(1,052)	(3,443)	(1,441)	—	(4,884)
Acquisition costs	(864)	(415)	(1,279)	(108)	—	(1,387)
Technical result	$273	$335	$608	$78	$—	$686
Other income	—	—	—	26	3	29
Other expenses	(71)	(30)	(101)	(88)	(210)	(399)
Underwriting result	$202	$305	$507	$16	n/a	$316
Net investment income				81	295	376
Allocated underwriting result				$97	n/a	n/a
Net realized and unrealized investment gains					38	38
Interest expense					(56)	(56)
Amortization of intangible assets					(9)	(9)
Net foreign exchange losses					(31)	(31)
Income tax expense					(38)	(38)
Interest in earnings of equity method investments					127	127
Net income					n/a	$723
Loss ratio (1)	67.8%	58.4%	64.6%
Acquisition ratio (2)	24.5	23.0	24.0
Technical ratio (3)	92.3%	81.4%	88.6%
Other expense ratio (4)	2.0	1.7	1.9
Combined ratio (5)	94.3%	83.1%	90.5%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
Segment Information
For the year ended December 31, 2020

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,442	$1,935	$5,377	$1,499	$—	$6,876
Net premiums written	$3,044	$1,782	$4,826	$1,475	$—	$6,301
Decrease in unearned premiums	119	110	229	7	—	236
Net premiums earned	$3,163	$1,892	$5,055	$1,482	$—	$6,537
Losses and loss expenses	(2,389)	(1,628)	(4,017)	(1,318)	—	(5,335)
Acquisition costs	(784)	(470)	(1,254)	(102)	—	(1,356)
Technical result	$(10)	$(206)	$(216)	$62	$—	$(154)
Other (loss) income	(1)	—	(1)	13	1	13
Other expenses	(61)	(26)	(87)	(73)	(196)	(356)
Underwriting result	$(72)	$(232)	$(304)	$2	n/a	$(497)
Net investment income				68	293	361
Allocated underwriting result				$70	n/a	n/a
Net realized and unrealized investment gains					454	454
Interest expense					(39)	(39)
Amortization of intangible assets					(10)	(10)
Net foreign exchange losses					(52)	(52)
Income tax benefit					13	13
Interest in earnings of equity method investments					24	24
Net income					n/a	$254
Loss ratio	75.5%	86.0%	79.5%
Acquisition ratio	24.8	24.8	24.8
Technical ratio	100.3%	110.8%	104.3%
Other expense ratio	1.9	1.4	1.7
Combined ratio	102.2%	112.2%	106.0%
Segment Information
For the year ended December 31, 2019

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,579	$2,213	$5,792	$1,493	$—	$7,285
Net premiums written	$3,302	$2,137	$5,439	$1,470	$—	$6,909
Increase in unearned premiums	(231)	(150)	(381)	(3)	—	(384)
Net premiums earned	$3,071	$1,987	$5,058	$1,467	$—	$6,525
Losses and loss expenses	(2,167)	(1,496)	(3,663)	(1,263)	3	(4,923)
Acquisition costs	(783)	(523)	(1,306)	(149)	—	(1,455)
Technical result	$121	$(32)	$89	$55	$3	$147
Other (loss) income	(1)	—	(1)	15	1	15
Other expenses	(80)	(28)	(108)	(69)	(193)	(370)
Underwriting result	$40	$(60)	$(20)	$1	n/a	$(208)
Net investment income				72	377	449
Allocated underwriting result				$73	n/a	n/a
Net realized and unrealized investment gains					887	887
Interest expense					(40)	(40)
Loss on redemption of debt					(15)	(15)
Amortization of intangible assets					(12)	(12)
Net foreign exchange losses					(87)	(87)
Income tax expense					(53)	(53)
Interest in earnings of equity method investments					16	16
Net income					n/a	$937
Loss ratio	70.6%	75.3%	72.4%
Acquisition ratio	25.5	26.3	25.8
Technical ratio	96.1%	101.6%	98.2%
Other expense ratio	2.6	1.4	2.1
Combined ratio	98.7%	103.0%	100.3%

Segment geographic distribution of premiums table	The following table provides the geographic distribution of gross premiums written by region for the years ended December 31, 2021, 2020 and 2019 (in millions of U.S. dollars, except percentages):

	2021		2020		2019
North America	$4,649	57%	$3,794	55%	$3,752	51%
Europe	2,410	29	1,921	28	2,155	30
Asia, Australia and New Zealand	814	10	806	12	835	11
Latin America and the Caribbean	189	2	220	3	264	4
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	142	2	135	2	279	4
Total	$8,204	100%	$6,876	100%	$7,285	100%

Premiums by segment and line of business
The following table provides the gross premiums written by segment and line of business for the years ended December 31, 2021, 2020 and 2019 (in millions of U.S. dollars, except percentages):

	2021	2020	2019
P&C
Casualty	$2,145	$1,430	$1,394
Catastrophe	924	545	537
Property	809	641	644
U.S. health	351	379	391
Multiline and other	183	289	213
Motor	129	158	400
Total P&C	$4,541	$3,442	$3,579
Specialty
Financial risks	$510	$568	$587
Aviation and space	416	219	286
Energy	314	192	183
Property	277	173	151
Agriculture	205	468	483
Marine	174	142	132
Engineering	100	17	102
Multiline and other	20	152	276
Casualty	—	4	13
Total Specialty	$2,016	$1,935	$2,213
Life and Health	$1,647	$1,499	$1,493
Total	$8,204	$6,876	$7,285

Percentage of premiums through brokers
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2021, 2020 and 2019, as follows:

	2021	2020	2019
Marsh (including Guy Carpenter)	28%	30%	28%
Aon Group (including the Benfield Group)	24%	21%	22%
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
P&C	63%	64%	60%
Specialty	66%	64%	62%
Life and Health	6%	6%	8%